Deconsolidation of Subsidiary (Tables)	12 Months Ended
Mar. 31, 2024
Deconsolidation of Subsidiary [Abstract]
Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary	Presently, absent United States operations, the Company has agreed to not to acquire shares of Lytus Technologies Inc., however, it would continue to consolidate balances to the extent it relates to the transactions for or on behalf of the Company.
Loss attributable to the Company on deconsolidation of a Subsidiary:	For the year ended March 31, 2024 ($)
Fair Value Consideration receivable/received	—
Less; Lytus BVI (Groups) share of net assets at disposal
Lytus Inc. share capital at disposal	1,000
Add: Retained earnings at disposal date	—
Total of Net assets at disposal	1,000
Group Share – 100%	1,000
Less Goodwill at acquisition date	—
Total Loss on deconsolidation date	(1,000)
Loss attributable to the Company on deconsolidation of a Subsidiary:	For the year ended March 31, 2023 ($)
Fair Value Consideration receivable/received	—
Less; Lytus BVI (Groups) share of net assets at disposal
GHSI share capital at disposal	162,000.00
Add: Retained earnings at disposal date	3,701.00
Total of Net assets at disposal	165,701.00
Group Share – 75%	124,276.00
Less Goodwill at acquisition date	68,500.00
Total Loss on deconsolidation date	(192,776.00)